Rights of use asset and lease liability - Lease liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Rights of use asset and lease liability
Balance	$ 390,495
Additions	879,200	$ 481,827
Lease payments	(171,885)	(108,306)
Interest on lease payments	23,126	17,216
Effect of movement in foreign exchange rates	(556)	(242)
Balance		390,495
Less: current portion	415,335	182,060
Lease liability - non-current	$ 705,045	$ 208,435